ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Summary of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 289	$ 270
Accounts payable	166	127
Interest payable on borrowings	111	106
LP Unitholders distributions, preferred limited partnership unit distributions, preferred dividends payable and exchange shares dividends	56	46
Current portion of lease liabilities	29	33
Other	48	43
Total accounts payable and accrued liabilities	$ 699	$ 625